LAND, BUILDING, NET AND CONSTRUCTION IN PROCESS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF LAND, BUILDING, NET AND CONSTRUCTION IN PROCESS

Land, buildings, net and construction in process as of June 30, 2023, and December 31, 2022:

	Useful life	June 30, 2023	December 31, 2022
Land – Emerald Grove		$203,419	$203,419

Land – Rancho Costa Verde Development		$1,183,646	$-

Furniture & equipment, net	5 years	$8,269	$1,877

Building	20 years	2,591,421	1,048,138
Less: Accumulated depreciation		(749,430)	(184,393)

Building, net		$1,841,991	$863,745

Land and buildings, net as of December 31, 2022, and 2021:

	Useful life	December 31, 2022	December 31, 2021
Land – Emerald Grove		$203,419	$203,419

Land held for sale – Oasis Park		$-	$647,399

Construction in Process		$-	$852,020

Furniture & equipment, net	5 years	$1,877	$2,682

Building – Emerald Grove	20 years	1,048,138	1,048,138
Less: Accumulated depreciation		(184,393)	(132,254)

Building, net		$863,745	$915,884